Share Capital - Schedule of Share Capital (Parentheticals) (Details) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Capital [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Preferred shares, par value	₪ 0.01	₪ 0.01